JUNE 16, 2000

                           DELAWARE REIT FUND
            (A Class, B Class, C Class, Institutional Class)

          SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2000



The Prospectus is hereby amended and supplemented by replacing the current disclosure in the section entitled "Portfolio managers" with the following:

Damon J. Andres and Thomas J. Trotman have primary responsibility for making day-to-day investment decisions for Delaware REIT Fund.

Damon J. Andres, Vice President/Portfolio Manager, earned a BS in Business Administration with an emphasis in Finance and Accounting from the University of Richmond. Prior to joining Delaware Investments in 1994, he provided investment consulting services as a Consulting Associate with Cambridge Associates, Inc. in Arlington, Virginia. Mr. Andres has been on the REIT management team since 1997.

Thomas J. Trotman, Vice President/Portfolio Manager, earned a bachelor's degree in Accounting from Muhlenberg College and an MBA from Widener University. Prior to joining Delaware Investments in 1995, he was Vice President and Director of Investment Research at Independence Capital Management. Before that, he held credit-related positions at Marine Midland Bank, U.S. Steel Corporation, and Amerada Hess. Mr. Trotman is a CFA charterholder. Mr. Trotman has been on the REIT management team since 1998.


                              JUNE 16, 2000

                          DELAWARE POOLED TRUST
               THE REAL ESTATE INVESTMENT TRUST PORTFOLIO
              THE REAL ESTATE INVESTMENT TRUST PORTFOLIO II

          SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2000



The Prospectus is hereby amended and supplemented to reflect the following change to the section entitled "Management of the Fund."

Damon J. Andres and Thomas J. Trotman have primary responsibility for making day-to-day investment decisions for The Real Estate Investment Trust Portfolios. Accordingly, all references to The Real Estate Investment Trust Portfolios are deleted from the biography of "Christopher S. Beck."